Condensed Statements of Expenses (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended	105 Months Ended
	Mar. 31, 2012	Sep. 23, 2011 Predecessor
Combined results of operation	$ 4,463	$ 73,466